RIGHT-OF-USE LEASED ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
RIGHT-OF-USE LEASED ASSETS [Text Block]

9.  RIGHT-OF-USE LEASED ASSETS

The Company has entered into operating leases to use certain buildings and equipment for its operations.  Upon adoption of IFRS 16, which became effective January 1, 2019 (see Note 3(i)), the Company was required to recognize right-of-use assets representing its right to use these underlying leased assets over the lease term.

A right-of-use asset is initially measured at cost, equivalent to its obligation recognized for payments over the term of the respective leases, and subsequently measured at cost less accumulated depreciation and impairment losses.

The following table presents the right-of-use assets for the Company:

	Note	Office premises	Plant	Vehicles	Total right-of-use assets

Balance at adoption on January 1, 2019		$1,091	$656	$88	$1,835
Additions		8		—	8
Adjustments			(22)		(22)
Transfers to mineral property, plant and equipment				(43)	(43)
Depreciation		(181)	(215)	(45)	$(441)
Balance December 31, 2019		$918	$419	$—	$1,337

Additions		28		—	28
Adjustments		3			3
Depreciation		(197)	(310)	—	$(507)
Balance December 31, 2020		$752	$109	$—	$861